Inventories and contracts in progress - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories and contracts in progress
Inventory written-off	€ 673	€ 471	€ 1,473
Total Cost Incurred Classed As Contracts In Progress	471
Total Profit Recognized In Contracts In Progress	119
Advances received contracts in progress	€ 276	€ 126	€ 60